Borrowings	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Borrowings
Borrowings

	2019	2018
Non-current
Senior Notes	496,564	496,118
Bank borrowings	283,638	221,971
Obligations under finance leases	—	395
	780,202	718,484
Current
Senior Notes	8,250	8,250
Bank overdrafts	27	2,320
Bank borrowings	179,801	132,862
Obligations under finance leases	—	200
	188,078	143,632
Total borrowings	968,280	862,116

As of December 31, 2019, total bank borrowings include collateralized liabilities of US$ 210,525 (2018: US$ 268,765). These loans are mainly collateralized by property, plant and equipment, sugarcane plantations, sugar export contracts and shares of certain subsidiaries of the Group.

Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for US$ 500 million, at an annual nominal rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds nets of expenses was US$ 495.7 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of the Issue Date, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. During 2019 and 2018 the Group was in compliance with these financial covenants.

The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's exposure to fixed and variable interest rates is as follows:

	2019	2018
Fixed rate:
Less than 1 year	120,154	105,708
Between 1 and 2 years	46,247	16,287
Between 2 and 3 years	55,453	25,704
Between 3 and 4 years	40,725	43,507
Between 4 and 5 years	10,331	26,415
More than 5 years	595,550	505,456
	868,460	723,077
Variable rate:
Less than 1 year	67,924	37,724
Between 1 and 2 years	20,007	17,278
Between 2 and 3 years	7,197	29,861
Between 3 and 4 years	4,692	22,886
Between 4 and 5 years	—	18,251
More than 5 years	—	12,444
	99,820	138,444
	968,280	861,521

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between January 2020 and November 2027 and bear either fixed interest rates ranging from 2.5% to 7.95% per annum or variable rates based on LIBOR or other specific base-rates plus spreads ranging from 5.47% to 8.33% per annum. At December 31, 2019 LIBOR (six months) was 1.91% (2018: 2.88%).

Borrowings incurred by the Group´s subsidiaries in Argentina are repayable at various dates between January 2020 and June 2024 and bear either fixed interest rates ranging from 5.68% and 7.50% per annum or variable rates based on LIBOR or other specific base-rates plus spreads ranging from from 4.00% to 4.75% for those borrowings denominated in U.S. Dollar, and a fixed interest rate at 61.00% per annum for those borrowings denominated in Argentine pesos.

Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2019			2018
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (1)	October 2012	R$	130.0	R$	54.2	13.4	18.8	November 2022	2.94% minus 15% of performance bonus
Itau BBA FINAME Loan (2)	December 2012	R$	45.9	R$	6.5	1.6	3.1	December 2022	2.50%
Banco do Brasil / Itaú BBA Finem Loan (3)	September 2013	R$	273.0	R$	66.3	16.5	38.0	January 2023	6.83%
BNDES Finem Loan (4)	November 2013	R$	215.0	R$	83.7	20.8	28.6	January 2023	3.75%
ING Bank N.V. (5)	October 2018	US$	75.0		—	75.0	75.0	October 2023	6.33%
Certificados Recebíveis do Agronegócio (CRA)	December 2019	R$	400.0		—	99.2	—	November 2027	3,8% + IPCA

(1)	Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; and (iii) liens over the Ivinhema mill and equipment.

(2)	Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; and (iii) liens over the Ivinhema mill and equipment.

(3)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) liens over the Ivinhema mill and equipment; and (iv) long term power purchase agreements (PPA).

(4)	Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

(5)	Collateralized by sales contracts.

In December 2019, Adecoagro Vale do Ivinhema placed R$ 400.0 million in Certificados de Recebíveis do Agronegócio (CRA), due in November 2027 and bearing an interest of IPCA (Brazilian official inflation rate) + 3.80% per annum. This debt was issued with no guarantee.

The above mentioned loans, except the CRA, contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

During 2019 and 2018 the Group was in compliance with all financial covenants.

Argentinian Subsidiaries

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2019	2018
		(In millions)	(In millions)	(In millions)
IFC Tranche A (1)	2016	USD 25	18.18	22.70	September 2023	4.3% per annum
IFC Tranche B (1)	2016	USD 25	14.29	21.40	September 2021	4% plus LIBOR
Rabobank (2)	2018	USD 50	50.00	50.00	June 2024	3% plus LIBOR

(1) Collateralized by a US$ 113 million mortgage over Carmen farm, which is property of Adeco Agropecuaria S.A.

(2) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. and Bañado del Salado S.A.

The above mentioned loans contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

During 2019 and 2018 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value.The fair value of long-term subject to fix rate do not significant differ from their fair value. The fair value (level 2) of the notes as of December 31 2018 and 2019 equals US$ 460 million and US$ 497 million, 91.91% and 99.49% of the nominal amount, respectively.

The breakdown of the Group´s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2019 and 2018 is as follow:

	2019	2018
Amount at the beginning of the year	862,116	817,958
Proceeds from long term borrowings	108,271	45,536
Payments of long term borrowings	(101,826)	(124,349)
Proceeds from short term borrowings	193,977	318,108
Payments of short term borrowings	(127,855)	(190,630)
Payments of interest (1)	(55,195)	(47,401)
Accrued interest	56,943	61,186
Acquisition of subsidiaries	12,823	—
Exchange differences, inflation and translation, net	3,618	(19,506)
Others	15,408	1,214
Amount at the end of the year	968,280	862,116

(1) Excludes payment of interest related to trade and other payables.